Organization and Principal Activities (Details) - Schedule of consolidated statements of comprehensive income/(loss) - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Net revenues	¥ 728,996	¥ 897,035	¥ 1,447,899
Net loss	¥ (227,071)	¥ (283,829)	¥ (121,363)